UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund

(Class A: SBHEX)

(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Class A: SBHSX)

(Class I: SBSIX)

ANNUAL REPORT

October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (866) 490-4999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (866) 490-4999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Shareholder Letter	1
Fund Performance	3
Schedule of Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Segall Bryant & Hamill International Small Cap Fund
Shareholder Letter	26
Fund Performance	29
Schedule of Investments	31
Statement of Assets and Liabilities	45
Statement of Operations	46
Statements of Changes in Net Assets	47
Financial Highlights	48
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	64
Supplemental Information	65
Expense Examples	74

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund (SBEMX & SBHEX):

For the 12 months ending October 31, 2019, emerging markets rose 11.86%, as measured by the MSCI Emerging Markets Index, as stocks rebounded from the 12.52% loss of previous 12 months. All regions participated in the rally with Asia (+12.76%) leading on the upside as Taiwan (+22.38%) benefitted from strong performance in its semiconductor industry. EMEA posted an 11.18% gain driven primarily by its second largest constituent, Russia, rising 34.30% on improved economic activity. Latin America ended up a more modest 7.73% as Chile (-15.61%) and the benchmark’s new addition, Argentina (-35.94%), dragged down the region’s overall return. Currency performance was mixed (US dollar stronger versus LatAm and weaker versus Asian regions overall) but provided a small boost to US-based investors as the MSCI Emerging Markets Index rose 11.42% in local terms. All but two benchmark sectors ended the period in positive territory with the best performers being Information Technology (+28.75%), Real Estate (+20.77%), and Consumer Discretionary (+20.05%). Materials (-4.97%), weaker on demand concerns stemming from slowing growth, and Health Care (-1.46%), where biotechnology companies underperformed, were the two sectors to finish lower.

The Emerging Markets Class I portfolio returned 10.97% for the last 12 months, underperforming the index by 0.89%. The Emerging Markets Class A portfolio returned 10.64% over the last 12 months, underperforming the index by 1.22%. On a country basis, our stock selection performance was mixed, with nearly half of the countries adding value and half detracting. Stock selection in Brazil, Taiwan, and Malaysia were the largest individual contributors to outperformance while China, India, and Mexico were the largest drags. Stock selection within sectors was also mixed, with strength in the Health Care, Industrials, and Information Technology sectors being offset by weakness in Consumer Discretionary, Materials, and Real Estate.

Investors in the emerging markets asset class have shown a strong preference for high-quality companies over the last 12 months, no surprise given the unrelenting negative news flow for the time period. One measure of this phenomenon is Value once again underperforming Growth by a dramatic 11.97% as measured by the MSCI Emerging Markets Value (+6.00%) and MSCI Emerging Markets Growth (+17.97%) indices. We are not dependent on pure Value stocks outperforming Growth stocks for our strategy to perform well as we focus on a somewhat different segment of the market, quality-companies trading at reasonable valuations. These types of companies have performed well this year despite lagging during recent months. While the types of companies that we focus on have typically outperformed, their outperformance has been much more muted over recent history. This has resulted in valuations for the types of companies on which we focus currently being positioned better than at any point since the dot-com bubble of 1999/2000. Correspondingly, the types of companies that we avoid, those trading at a significant premium to the market on valuation measures, are at higher valuations than at any time since 1999/2000. We are not necessarily forecasting an imminent return to valuations being a central focus for investors, but when the discrepancy is this wide, we are very confident in the positioning of our approach with regards to the potential for future outperformance. We continue to diligently apply our strategy to add value in varied market environments and to capture the eventual return of valuation discipline to the markets.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

1

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and current month-end performance may be obtained by calling (800) 392-2673.

Thank you for your continued support.

Scott Decatur, Ph.D.

Principal, Senior Portfolio Manager

Nicholas Fedako, CFA

Principal, Senior Portfolio Manager

Foreign & Emerging Markets Investing Risks: As a result of political or economic instability in foreign countries, there can be special risks associated with investing in foreign securities, including fluctuations in currency exchange rates, increased price volatility and difficulty obtaining information. In addition, emerging markets may present additional risk due to potential for greater economic and political instability in less developed countries. Small Cap Risk: The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Segall Bryant & Hamill Emerging Markets Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,100 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1,3	10.64%	2.01%	0.88%	06/30/14
Class I²	10.97%	2.26%	1.09%	06/30/11
After deducting maximum sales charge
Class A1,3	4.27%	0.82%	0.17%	06/30/14
MSCI Emerging Markets Index	11.86%	2.93%	1.32%	06/30/11
¹	The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
²	Class I shares do not have an initial or contingent deferred sales charge.
[3]	Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

Segall Bryant & Hamill Emerging Markets Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited) - Continued

The Fund acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (The “Predecessor Fund”), a series of Glenmede Fund Inc. on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 2.49% and 1.48%, respectively, and for Class I shares were 2.24% and 1.23% respectively, which were the amounts stated in the prospectus dated March 1, 2019, as amended on April 15, 2019. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.48% and 1.23% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Effective March 19, 2019, the Fund no longer charges a redemption fee. Prior to March 19, 2019, shares redeemed within 90 days of purchase were charged 2.00% redemption fee.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS — 96.5%
	ARGENTINA — 0.1%
3,200	Transportadora de Gas del Sur S.A. - ADR	$24,192
	BRAZIL — 5.9%
20,820	Banco Bradesco S.A.	170,537
35,500	Banco do Brasil S.A.	426,212
33,300	Banestes S.A. Banco do Estado do Espirito Santo	47,743
9,000	CCR S.A.	36,893
5,900	Centrais Eletricas Brasileiras S.A.	58,198
17,300	Cia Energetica de Minas Gerais - ADR	58,128
36,100	Cia Siderurgica Nacional S.A.	106,216
3,600	Cosan S.A.	51,875
3,600	Iochpe Maxion S.A.	15,655
51,800	JBS S.A.	365,396
4,500	JSL S.A.	22,105
7,300	Petroleo Brasileiro S.A. - ADR	118,552
19,600	Qualicorp Consultoria e Corretora de Seguros S.A.	155,901
3,100	Ser Educacional S.A.[1]	18,420
4,400	Telefonica Brasil S.A. - ADR	57,948
5,000	TIM Participacoes S.A. - ADR	70,750
19,900	Tupy S.A.	94,923
7,574	Vale S.A. - ADR*	88,919
		1,964,371
	CHILE — 0.7%
87,831	AES Gener S.A.	18,831
254	Banco de Credito e Inversiones S.A.	14,142
106,864	Blumar S.A.	36,826
3,052	CAP S.A.	22,388
116,663	Colbun S.A.	20,128
10,021	Enel Americas S.A. - ADR	95,801
7	Enel Chile S.A. - ADR	29
10,046	Engie Energia Chile S.A.	14,901
		223,046
	CHINA — 31.8%
494,000	361 Degrees International Ltd.	101,498
6,600	Alibaba Group Holding Ltd. - ADR*	1,166,022
10,800	Anhui Conch Cement Co., Ltd. - Class A	64,720
13,500	Anhui Conch Cement Co., Ltd. - Class H	80,886
24,000	Anhui Expressway Co., Ltd. - Class H	14,119

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
146,000	APT Satellite Holdings Ltd.	$55,896
216,000	Bank of Communications Co., Ltd. - Class H	147,749
47,000	Bank of Zhengzhou Co., Ltd. - Class H1	15,775
99,000	BBMG Corp. - Class H	28,426
30,000	Beijing Enterprises Water Group Ltd.*	15,697
180,000	Beijing Jingneng Clean Energy Co., Ltd. - Class H	31,930
13,500	BYD Electronic International Co., Ltd.	23,292
53,000	Chaowei Power Holdings Ltd.	19,209
130,000	China Aoyuan Group Ltd.	166,896
640,000	China CITIC Bank Corp. Ltd. - Class H	371,618
88,000	China Coal Energy Co., Ltd. - Class H	35,151
169,000	China Construction Bank Corp. - Class H	136,089
390,000	China Everbright Bank Co., Ltd. - Class H	179,671
3,800	China Fortune Land Development Co., Ltd. - Class A	15,421
69,000	China Lesso Group Holdings Ltd.	71,413
14,000	China Life Insurance Co., Ltd. - Class H	36,447
24	China Literature Ltd.*,1	94
68,000	China Lumena New Materials Corp.*,2,3	-
52,000	China Machinery Engineering Corp. - Class H	20,505
152,000	China Medical System Holdings Ltd.	206,779
6,000	China Metal Recycling Holdings Ltd.*,2,3	-
145,592	China Minsheng Banking Corp. Ltd. - Class A	127,269
217,000	China Minsheng Banking Corp. Ltd. - Class H	152,033
63,000	China Mobile Ltd.	512,940
84,000	China National Building Material Co., Ltd. - Class H	70,965
16,000	China Overseas Land & Investment Ltd.	50,638
54,200	China Pacific Insurance Group Co., Ltd. - Class H	197,129
18,000	China Railway Construction Corp. Ltd. - Class H	19,709
88,000	China Resources Power Holdings Co., Ltd.	110,842
22,200	China State Construction Engineering Corp. Ltd. - Class A	16,535
58,000	China State Construction International Holdings Ltd.	53,440
229,000	China Suntien Green Energy Corp. Ltd. - Class H	66,631
806,000	China Telecom Corp. Ltd. - Class H	343,548
34,000	China Tian Lun Gas Holdings Ltd.	32,152
156,000	China Unicom Hong Kong Ltd.	154,686
5,700	China Vanke Co., Ltd. - Class A	21,494
41,000	China Yongda Automobiles Services Holdings Ltd.	34,899
18,300	Chinese Universe Publishing and Media Group Co., Ltd. - Class A	30,927
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	12,948
120,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	64,165
118,000	CNOOC Ltd.	177,090

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
1,160,000	Concord New Energy Group Ltd.	$58,474
247,000	Consun Pharmaceutical Group Ltd.	148,150
30,000	COSCO SHIPPING Energy Transportation Co., Ltd. - Class H	12,940
1,891,630	CP Pokphand Co., Ltd.	156,912
14,800	Financial Street Holdings Co., Ltd. - Class A	16,535
60,000	Fufeng Group Ltd.*	27,718
46,000	Future Land Development Holdings Ltd. *	48,665
9,600	Gemdale Corp. - Class A	16,238
16,300	Greenland Holdings Corp. Ltd. - Class A	15,801
9,200	Guangzhou R&F Properties Co., Ltd. - Class H	14,300
93,000	Hisense Home Appliances Group Co., Ltd. - Class H	86,045
19,800	HLA Corp. Ltd. - Class A	21,614
16,900	Jinke Properties Group Co., Ltd. - Class A	16,647
44,000	Kunlun Energy Co., Ltd.	41,046
132,000	Lenovo Group Ltd.	92,312
11,500	Livzon Pharmaceutical Group, Inc. - Class H	33,681
30,000	Logan Property Holdings Co., Ltd.	45,865
50,000	Lonking Holdings Ltd.	13,910
787,000	Maoye International Holdings Ltd.	48,710
66,000	Metallurgical Corp. of China Ltd. - Class H	13,982
308,000	Nanjing Panda Electronics Co., Ltd. - Class H	151,720
12,500	NetDragon Websoft Holdings Ltd.	28,618
62,500	New China Life Insurance Co., Ltd. - Class H	243,667
44,000	PAX Global Technology Ltd.	19,260
158,000	PICC Property & Casualty Co., Ltd. - Class H	200,625
2,600	Ping An Insurance Group Co. of China Ltd. - Class A	32,566
27,000	Ping An Insurance Group Co. of China Ltd. - Class H	312,691
9,000	Poly Developments and Holdings Group Co., Ltd. - Class A	18,434
356,000	Qingling Motors Co., Ltd. - Class H	86,320
13,300	RiseSun Real Estate Development Co., Ltd. - Class A	16,447
13,800	Sany Heavy Industry Co., Ltd. - Class A	26,421
3,100	Seazen Holdings Co., Ltd. - Class A	14,021
21,200	Shaanxi Coal Industry Co., Ltd. - Class A	25,252
8,000	Shanghai Industrial Holdings Ltd.	14,906
8,000	Shanghai Industrial Urban Development Group Ltd.	1,000
14,000	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	15,428
34,500	Shanghai Pudong Development Bank Co., Ltd. - Class A	61,346
23,000	Shanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	22,917
167,530	Shengjing Bank Co., Ltd. - Class H1	112,884
14,000	Shenzhen Expressway Co., Ltd. - Class H	18,760
40,000	Shenzhen Investment Ltd.	15,773

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
238,700	Shenzhen Overseas Chinese Town Co., Ltd. - Class A	$238,856
66,000	Shougang Fushan Resources Group Ltd.	13,645
4,400	Sinopharm Group Co., Ltd. - Class H	15,807
108,000	Sinotruk Hong Kong Ltd.	163,737
711,000	Springland International Holdings Ltd.[3]	127,936
26,000	Sunac China Holdings Ltd.	118,453
47,300	TCL Corp. - Class A	22,119
230,000	TCL Electronics Holdings Ltd.	109,188
26,700	Tencent Holdings Ltd.	1,093,078
52,000	Tianneng Power International Ltd.	34,043
15,000	Times China Holdings Ltd.	26,876
470,000	Tongda Group Holdings Ltd.	38,387
820,000	Trigiant Group Ltd.	143,364
15,600	Vipshop Holdings Ltd. - ADR*	180,024
11,200	Weichai Power Co., Ltd. - Class A	18,403
96,000	Weichai Power Co., Ltd. - Class H	151,669
237,795	Weiqiao Textile Co. - Class H	62,817
3,100	Wens Foodstuffs Group Co., Ltd. - Class A	17,749
166,000	West China Cement Ltd.	26,692
310,000	Xingda International Holdings Ltd.	86,639
110,000	Xinhua Winshare Publishing and Media Co., Ltd. - Class H	78,190
96,000	Xiwang Special Steel Co., Ltd.	6,126
14,700	Yanzhou Coal Mining Co., Ltd. - Class A	21,709
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	77,300
122,500	Yestar Healthcare Holdings Co., Ltd.*	21,730
88,000	Yunnan Water Investment Co., Ltd. - Class H	19,541
35,600	Zhengzhou Coal Mining Machinery Group Co., Ltd. - Class H	17,991
		10,556,013
	COLOMBIA — 0.6%
29	Banco de Bogota S.A.	747
14,940	Corp Financiera Colombiana S.A.*	128,625
71,624	Grupo Aval Acciones y Valores S.A.	28,395
9,702	Interconexion Electrica S.A. ESP	55,973
		213,740
	CZECH REPUBLIC — 0.1%
43	Philip Morris CR A.S.	25,669
	EGYPT — 0.4%
18,662	Credit Agricole Egypt SAE	50,760

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	EGYPT (Continued)
31,098	Eastern Tobacco	$31,021
28,160	Oriental Weavers	18,110
22,987	Telecom Egypt Co.	16,421
		116,312
	GREECE — 0.6%
2,005	Aegean Airlines S.A.	18,337
3,908	Hellenic Petroleum S.A.	37,180
40,252	National Bank of Greece S.A.*	136,478
		191,995
	HUNGARY — 0.2%
5,252	MOL Hungarian Oil & Gas PLC	51,913
401	OTP Bank Nyrt	18,470
		70,383
	INDIA — 9.4%
12,541	Allcargo Logistics Ltd.	18,362
6,156	Balmer Lawrie & Co., Ltd.	17,137
80,622	Balrampur Chini Mills Ltd.	185,219
38,249	Bharat Electronics Ltd.	63,713
11,698	Bharat Petroleum Corp. Ltd.	86,850
14,092	Bharti Infratel Ltd.	37,689
2,139	Birla Corp. Ltd.	17,176
26,200	Coal India Ltd.	76,666
6,711	DB Corp. Ltd.	13,781
3,233	DCM Shriram Ltd.	16,765
4,093	Deepak Nitrite Ltd.	19,689
2,755	eClerx Services Ltd.	17,547
7,769	EID Parry India Ltd.	18,714
11,607	Engineers India Ltd.	19,572
27,086	Federal Bank Ltd.	32,001
24,162	Firstsource Solutions Ltd.	16,743
2,740	GAIL India Ltd. - GDR	31,647
16,957	GHCL Ltd.	51,723
113,578	Granules India Ltd.	200,562
21,459	HCL Technologies Ltd.	351,782
5,904	HeidelbergCement India Ltd.	15,574
16,895	Hindustan Petroleum Corp. Ltd.	77,473
10,558	Hindustan Zinc Ltd.*	31,654

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
35,040	Indian Oil Corp. Ltd.	$72,522
43,811	Jagran Prakashan Ltd.	34,806
13,262	JB Chemicals & Pharmaceuticals Ltd.	63,787
15,518	Jindal Saw Ltd.	19,406
1,004	JK Cement Ltd.	15,812
6,020	Kaveri Seed Co., Ltd.	44,406
2,245	KPR Mill Ltd.	20,570
22,637	KRBL Ltd.	72,032
5,691	LIC Housing Finance Ltd.	33,089
1,000	Maharashtra Scooters Ltd.	65,023
15,320	Manappuram Finance Ltd.	36,578
9,325	MOIL Ltd.	18,281
25,861	Muthoot Finance Ltd.*	258,013
10,976	Navneet Education Ltd.	15,807
48,687	NMDC Ltd.	77,291
29,570	NTPC Ltd.	51,028
38,850	Oil & Natural Gas Corp. Ltd.	77,614
11,662	Oil India Ltd.	28,222
17,921	Petronet LNG Ltd.	72,362
127,302	Power Finance Corp. Ltd.*	195,901
17,631	Power Grid Corp. of India Ltd.	49,304
72,274	REC Ltd.	142,451
14,224	Redington India Ltd.	23,834
3,627	Sonata Software Ltd.	16,006
8,306	Sterlite Technologies Ltd.	15,323
2,445	Tata Investment Corp. Ltd.	28,928
59,108	Trident Ltd.	51,501
8,500	Vedanta Ltd. - ADR	70,890
10,166	Wipro Ltd. - ADR	40,461
		3,129,287
	INDONESIA — 2.4%
411,600	Adaro Energy Tbk P.T.	38,412
191,800	Adhi Karya Persero Tbk P.T.	17,080
155,200	Adira Dinamika Multi Finance Tbk P.T.	118,304
166,200	Astra Otoparts Tbk P.T.	15,096
1,123,500	Bank Pembangunan Daerah Jawa Timur Tbk P.T.	55,227
123,800	Bukit Asam Tbk P.T.	19,844
74,800	Indofood Sukses Makmur Tbk P.T.	41,032
70,400	Matahari Department Store Tbk P.T.	18,256
2,172,200	Media Nusantara Citra Tbk P.T.	203,494

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
236,300	Mitra Pinasthika Mustika Tbk P.T.	$11,616
1,160,800	Sarana Menara Nusantara Tbk P.T.	54,579
2,049,052	Tunas Baru Lampung Tbk P.T.	137,217
21,900	United Tractors Tbk P.T.	33,816
123,300	Wijaya Karya Persero Tbk P.T.	17,392
		781,365
	MALAYSIA — 2.1%
44,600	AirAsia Group Bhd	20,387
241,500	AMMB Holdings Bhd	230,605
145,100	Astro Malaysia Holdings Bhd	46,879
45,500	Berjaya Sports Toto Bhd	28,856
48,700	Bermaz Auto Bhd	26,573
28,566	BIMB Holdings Bhd	29,055
15,800	Keck Seng Malaysia Bhd	16,827
14,900	Lingkaran Trans Kota Holdings Bhd	16,439
99,375	Matrix Concepts Holdings Bhd	44,949
20,200	MBM Resources BHD	19,869
68,300	MMC Corp. Bhd	16,509
22,300	Oriental Holdings BHD	34,689
241,800	OSK Holdings Bhd	55,264
56,000	Ranhill Holdings Bhd	17,020
62,300	Sime Darby Bhd	33,845
69,300	Telekom Malaysia Bhd	62,359
		700,125
	MEXICO — 2.5%
7,700	America Movil S.A.B. de C.V. - ADR	121,737
22,700	Concentradora Hipotecaria SAPI de C.V. - REIT	22,138
1,700	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	18,428
52,000	Credito Real S.A.B. de C.V. SOFOM ER	63,795
13,100	Fibra Uno Administracion S.A. de C.V. - REIT	19,899
40,500	Gentera S.A.B. de C.V.	40,128
14,800	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	98,568
17,012	Grupo Herdez S.A.B. de C.V.	34,676
16,800	Grupo Industrial Saltillo S.A.B. de C.V.	20,952
72,100	Grupo Mexico S.A.B. de C.V.	189,915
36,800	Industrias Bachoco S.A.B. de C.V.	165,248

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
89,600	Nemak S.A.B. de C.V.[1]	$39,824
		835,308
	PERU — 0.1%
21,454	Ferreycorp S.A.A.	13,919
405	Intercorp Financial Services, Inc.	16,889
23,831	Union Andina de Cementos S.A.A.	15,176
		45,984
	PHILIPPINES — 1.2%
25,220	Cebu Air, Inc.	45,898
634,600	Cosco Capital, Inc.	86,289
617,000	Filinvest Land, Inc.	19,454
56,300	First Gen Corp.	27,515
11,370	First Philippine Holdings Corp.	17,678
2,825	Globe Telecom, Inc.	101,543
184,000	Lopez Holdings Corp.	15,628
211,600	LT Group, Inc.	55,626
233,000	Nickel Asia Corp.	18,412
144,979	Philex Mining Corp.*	10,085
		398,128
	POLAND — 0.8%
27,225	Develia S.A.	17,458
892	Dom Development S.A.	19,798
25,074	Famur S.A.	23,757
1,870	Grupa Azoty S.A.*	17,160
2,038	Jastrzebska Spolka Weglowa S.A.	10,327
4,768	Lubelski Wegiel Bogdanka S.A.	45,175
12,635	Powszechna Kasa Oszczednosci Bank Polski S.A.	126,062
39,945	Tauron Polska Energia S.A.*	17,282
		277,019
	QATAR — 0.7%
155,413	Commercial Bank PQSC	183,542
58,178	Qatar Insurance Co., S.A.Q	49,054
		232,596
	RUSSIA — 3.8%
49,671	Bank St. Petersburg PJSC	39,475

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA (Continued)
2,133	Bashneft PJSC	$64,716
6,680,000	Federal Grid Co. Unified Energy System PJSC	19,220
13,700	Gazprom Neft PJSC	88,666
75,323	Gazprom PJSC - ADR	602,885
3,770,000	IDGC of Centre and Volga Region PJSC	12,546
646,000	Inter RAO UES PJSC	43,522
201,200	Magnitogorsk Iron & Steel Works PJSC	114,622
26,725	Nizhnekamskneftekhim PJSC	40,428
2,185,000	OGK-2 PJSC	19,999
54,440	Sberbank of Russia PJSC	199,422
48,510,000	VTB Bank PJSC	32,606
		1,278,107
	SAUDI ARABIA — 2.1%
13,255	Banque Saudi Fransi	119,109
3,710	Etihad Etisalat Co.*	22,219
62,177	Riyad Bank	368,058
26,293	Saudi Industrial Investment Group	147,790
2,184	Saudi Telecom Co.	55,789
		712,965
	SOUTH AFRICA — 4.5%
9,175	Absa Group Ltd.	94,042
2,828	African Rainbow Minerals Ltd.	28,298
3,300	AngloGold Ashanti Ltd. - ADR	72,864
2,288	Barloworld Ltd.	18,264
267,778	Delta Property Fund Ltd. - REIT	17,899
8,675	Exxaro Resources Ltd.	70,793
8,000	Gold Fields Ltd. - ADR	49,440
8,400	Harmony Gold Mining Co., Ltd. - ADR*	29,232
3,394	Kumba Iron Ore Ltd.	82,653
5,997	Liberty Holdings Ltd.	46,184
377,577	Merafe Resources Ltd.	22,489
11,234	Metair Investments Ltd.	18,252
36,791	Momentum Metropolitan Holdings	49,183
1,491	Motus Holdings Ltd.	7,073
2,614	Naspers Ltd. - N Shares	371,177
11,908	Nedbank Group Ltd.	180,608
11,006	Oceana Group Ltd.	48,793
3,990	Standard Bank Group Ltd.	45,806
11,027	Stenprop Ltd.	16,412

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
46,602	Telkom S.A. SOC Ltd.	$213,233
		1,482,695
	SOUTH KOREA — 10.6%
560	AK Holdings, Inc.	15,066
571	Asia Paper Manufacturing Co., Ltd.	14,331
1,345	Daelim Industrial Co., Ltd.	105,200
5,674	Daesang Corp.	104,609
3,702	Daesang Holdings Co., Ltd.	21,128
4,306	Daewon Pharmaceutical Co., Ltd.	57,922
1,282	DB HiTek Co., Ltd.	18,732
299	E1 Corp.	12,541
291	GOLFZON Co., Ltd.	17,083
1,038	GS Holdings Corp.	44,296
4,703	Hana Financial Group, Inc.	136,225
405	Hanil Holdings Co., Ltd.	16,639
1,068	Hansol Paper Co., Ltd.	13,448
870	HDC Hyundai Development Co.-Engineering & Construction - Class E	23,144
912	Huchems Fine Chemical Corp.	17,324
425	Hyosung Corp.	30,210
317	Hyundai Glovis Co., Ltd.	41,142
172	Hyundai Home Shopping Network Corp.	12,492
578	Hyundai Mobis Co., Ltd.	118,238
1,416	Hyundai Motor Securities Co., Ltd.	12,012
12,248	Industrial Bank of Korea	124,222
1,477	i-SENS, Inc.	34,975
6,916	JB Financial Group Co., Ltd.	31,743
900	KB Financial Group, Inc. - ADR	32,148
6,721	Kia Motors Corp.	245,802
858	KISWIRE Ltd.	16,077
1,101	Korea Autoglass Corp.	15,946
517	Korea Electric Terminal Co., Ltd.	20,485
158	Korea Petrochemical Ind Co., Ltd.	16,161
18,222	Korea Real Estate Investment & Trust Co., Ltd.	34,613
11,400	KT Corp. - ADR	128,022
4,217	KT Skylife Co., Ltd.	31,534
2,765	Kyobo Securities Co., Ltd.	21,579
866	LF Corp.	14,626
1,130	LG Corp.	67,405
1,259	LG International Corp.	16,827
423	LOTTE Fine Chemical Co., Ltd.	16,070

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
590	Mando Corp.	$18,155
801	Mcnex Co., Ltd.	16,730
1,702	Meritz Financial Group, Inc.	18,213
5,589	Meritz Securities Co., Ltd.	21,665
2,393	Nexen Tire Corp.	19,252
11,790	Orion Holdings Corp.	160,112
3,085	Partron Co., Ltd.	31,421
2,400	POSCO - ADR	107,784
1,463	Posco International Corp.	22,949
3,536	Power Logics Co., Ltd.*	29,207
409	S&T Motiv Co., Ltd.	16,030
24,112	Samsung Electronics Co., Ltd.	1,044,518
1,042	SFA Engineering Corp.	37,437
3,400	Shinhan Financial Group Co., Ltd. - ADR	122,706
382	Shinyoung Securities Co., Ltd.	18,124
903	SL Corp.	16,260
246	Soulbrain Co., Ltd.	15,943
576	Spigen Korea Co., Ltd.	27,972
2,582	Taeyoung Engineering & Construction Co., Ltd.	28,850
3,420	Tailim Packaging Co., Ltd.	14,036
13,404	Tongyang, Inc.	16,532
598	Youngone Corp.	17,861
		3,521,774
	TAIWAN — 11.7%
32,000	AcBel Polytech, Inc.	23,337
72,000	Asia Cement Corp.	101,825
3,000	Chang Wah Electromaterials, Inc.	16,902
17,000	Cheng Uei Precision Industry Co., Ltd.	25,522
31,000	Chia Hsin Cement Corp.	19,349
11,000	Chicony Electronics Co., Ltd.	34,221
13,000	Chicony Power Technology Co., Ltd.	25,367
14,000	China Metal Products	14,487
18,000	Chipbond Technology Corp.	35,716
15,000	ChipMOS Technologies, Inc.	14,881
24,000	EnTie Commercial Bank Co., Ltd.	12,181
71,312	Eva Airways Corp.	33,383
1,431	Far Eastern International Bank	562
6,000	FLEXium Interconnect, Inc.	21,682
18,000	Foxconn Technology Co., Ltd.	38,554
6,000	Fulgent Sun International Holding Co., Ltd.	23,751

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
8,000	Globalwafers Co., Ltd.	$95,925
37,000	Hey Song Corp.	38,592
66,000	Hon Hai Precision Industry Co., Ltd.	174,754
2,000	International Games System Co., Ltd.	25,755
4,000	Iron Force Industrial Co., Ltd.	17,871
107,712	Jih Sun Financial Holdings Co., Ltd.	33,863
22,000	King Yuan Electronics Co., Ltd.	27,644
22,000	King's Town Construction Co., Ltd.*	21,140
90,000	Lite-On Technology Corp.	148,421
3,064	Merry Electronics Co., Ltd.	14,998
21,850	Mitac Holdings Corp.	19,237
19,000	Nanya Technology Corp.	43,692
36,000	Pegatron Corp.	70,130
3,000	Phison Electronics Corp.	27,348
56,000	Pou Chen Corp.	74,966
41,000	Powertech Technology, Inc.	129,301
4,000	Quang Viet Enterprise Co., Ltd.	19,776
14,000	Radiant Opto-Electronics Corp.	55,650
5,000	Shin Zu Shing Co., Ltd.	19,875
66,000	Shinkong Insurance Co., Ltd.	82,824
49,000	Shinkong Synthetic Fibers Corp.	17,948
6,000	Sino-American Silicon Products, Inc.	18,094
572,000	SinoPac Financial Holdings Co., Ltd.	234,884
13,000	Soft-World International Corp.	32,713
8,000	Systex Corp.	19,448
12,000	Taiflex Scientific Co., Ltd.	16,912
98,235	Taiwan Cement Corp.	130,537
16,000	Taiwan PCB Techvest Co., Ltd.	19,238
21,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,104,882
7,000	Taiwan Surface Mounting Technology Corp.	22,881
15,000	Tong Yang Industry Co., Ltd.	23,406
12,000	Tripod Technology Corp.	46,517
24,000	Unimicron Technology Corp.	37,174
24,000	Unizyx Holding Corp.*	16,123
104,000	Walsin Lihwa Corp.	50,906
203,000	Wistron Corp.	186,391
86,000	YFY, Inc.	33,761
338,000	Yuanta Financial Holding Co., Ltd.	211,524
19,000	Zhen Ding Technology Holding Ltd.	90,504
		3,897,325

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.8%
67,400	AP Thailand PCL	$14,732
74,000	Bank of Ayudhya PCL	77,811
167,180	GFPT PCL	76,406
72,500	LPN Development PCL	11,285
35,200	Major Cineplex Group PCL	28,678
19,700	Noble Development PCL	12,331
69,600	Origin Property PCL	15,905
30,697	Polyplex Thailand PCL	13,928
28,500	PTG Energy PCL	16,990
39,500	PTT Exploration & Production PCL	157,634
57,700	PTT PCL	86,469
22,400	Saha-Union PCL	31,528
62,700	Samart Corp. PCL	15,470
28,200	Somboon Advance Technology PCL	14,756
81,800	STP & I PCL	15,983
23,200	Supalai PCL	12,447
8,200	Thai Stanley Electric PCL	42,772
918,100	Thaifoods Group PCL	117,366
17,700	Thanachart Capital PCL	31,068
28,500	Tipco Asphalt PCL	20,104
33,300	Tisco Financial Group PCL	107,526
24,000	Vinythai PCL	18,599
		939,788
	TURKEY — 0.8%
85,251	Dogan Sirketler Grubu Holding A.S.	25,796
29,094	Haci Omer Sabanci Holding A.S.	42,084
1,638	Pegasus Hava Tasimaciligi A.S.*	18,923
14,005	Tekfen Holding A.S.	41,521
19,484	Turk Telekomunikasyon A.S.*	19,800
30,464	Turkiye Garanti Bankasi A.S.*	49,021
23,667	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	61,762
		258,907
	UNITED ARAB EMIRATES — 0.6%
50,204	Dubai Islamic Bank PJSC	72,310
78,372	Emaar Development PJSC	86,421

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED ARAB EMIRATES (Continued)
29,955	Emaar Properties PJSC	$34,825
		193,556
	TOTAL COMMON STOCKS (Cost $29,122,350)	32,070,650
	PREFERRED STOCKS — 3.4%
	BRAZIL — 1.7%
14,400	Banco do Estado do Rio Grande do Sul S.A. - Preference	80,285
7,900	Cia de Saneamento do Parana - Preference	35,772
5,200	Cia de Transmissao de Energia Eletrica Paulista - Preference	30,561
3,900	Cia Ferro Ligas da Bahia – FERBASA - Preference	17,640
2,000	Cia Paranaense de Energia - Preference	27,762
52,600	Itausa - Investimentos Itau S.A. - Preference	179,815
14,500	Petroleo Brasileiro S.A. - ADR - Preference	218,805
		590,640
	SOUTH KOREA — 1.7%
15,390	Samsung Electronics Co., Ltd. - Preference	543,005
	TOTAL PREFERRED STOCKS (Cost $858,016)	1,133,645

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
$58,783	UMB Money Market Fiduciary, 0.25%[4]	58,783
	TOTAL SHORT-TERM INVESTMENTS (Cost $58,783)	58,783

	TOTAL INVESTMENTS — 100.1% (Cost $30,039,149)	33,263,078

	Liabilities in Excess of Other Assets — (0.1)%	(30,301)
	TOTAL NET ASSETS — 100.0%	$33,232,777

ADR –	American Depository Receipt
GDR –	Global Depository Receipt
PCL –	Public Company Limited
PJSC –	Public Joint Stock Company
PLC –	Public Limited Company
REIT –	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $186,997, which represents 0.56% of total net assets of the Fund.
[2]	Illiquid security. The total illiquid securities represent 0% of Net Assets. The total value of these securities is $0.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.38% of Net Assets. The total value of these securities is $127,936.
[4]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements

Segall Bryant & Hamill Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.9%
Technology	17.6%
Consumer Discretionary	11.6%
Communications	8.1%
Materials	7.8%
Energy	7.3%
Consumer Staples	6.6%
Industrials	5.2%
Utilities	3.0%
Health Care	2.4%
Total Common Stocks	96.5%
Preferred Stocks
Technology	1.6%
Financials	0.8%
Energy	0.7%
Utilities	0.3%
Total Preferred Stocks	3.4%
Short-Term Investments	0.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2019

Assets:
Investments, at value (cost $30,039,149)	$33,263,078
Receivables:
Investment securities sold	20,917
Dividends and interest	52,912
Due from Advisor	9,603
Prepaid expenses	1,357
Total assets	33,347,867

Liabilities:
Payables:
Distribution fees (Note 8)	500
Fund accounting fees	34,999
Custody fees	30,801
Auditing fees	18,767
Transfer agent fees and expenses	8,153
Fund administration fees	4,555
Trustees' deferred compensation (Note 4)	3,032
Chief Compliance Officer fees	1,013
Trustees' fees and expenses	598
Accrued other expenses	12,672
Total liabilities	115,090

Net Assets	$33,232,777

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	30,783,451
Total distributable earnings	2,449,326
Net Assets	$33,232,777

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,396,817
Shares of beneficial interest issued and outstanding	289,720
Redemption Price	$8.27
Maximum sales charge (5.75% of offering price)*	0.50
Maximum public offering price to public	$8.77

Class I Shares:
Net assets applicable to shares outstanding	$30,835,960
Shares of beneficial interest issued and outstanding	3,710,682
Offering and redemption price per share	$8.31

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2019

Investment Income:
Dividend (net of foreign withholding taxes of $149,153)	$1,208,319
Interest	102
Total investment income	1,208,421

Expenses:
Advisory fees	299,209
Custody fees	216,822
Fund accounting fees	165,989
Fund administration fees	87,854
Transfer agent fees and expenses	39,271
Auditing fees	18,265
Legal fees	16,978
Registration fees	13,733
Trustees' fees and expenses	7,517
Shareholder reporting fees	7,020
Distribution fees (Note 8)	5,704
Chief Compliance Officer fees	5,666
Miscellaneous	4,991
Insurance fees	1,495
Total expenses	890,514
Advisory fees waived	(299,209)
Other expenses absorbed	(176,678)
Net expenses	414,627
Net investment income	793,794

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(1,226,722)
Foreign currency transactions	(63,108)
Net realized loss	(1,289,830)
Net change in unrealized appreciation/depreciation on:
Investments	3,867,189
Foreign currency translations	937
Net change in unrealized appreciation/depreciation	3,868,126
Net realized and unrealized gain	2,578,296

Net Increase in Net Assets from Operations	$3,372,090

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$793,794	$812,439
Net realized gain (loss) on investments and foreign currency transactions	(1,289,830)	172,728
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,868,126	(6,786,605)
Net increase (decrease) in net assets resulting from operations	3,372,090	(5,801,438)

Distributions to Shareholders:
Class A	(59,175)	(144,172)
Class I	(962,729)	(1,573,006)
Total distributions to shareholders	(1,021,904)	(1,717,178)

Capital Transactions:
Net proceeds from shares sold:
Class A	206,519	379,788
Class I	617,275	4,972,314
Reinvestment of distributions:
Class A	56,616	138,846
Class I	466,826	704,841
Cost of shares redeemed:
Class A1	(65,035)	(1,078,667)
Class I2	(2,403,162)	(855,119)
Net increase (decrease) in net assets from capital transactions	(1,120,961)	4,262,003

Total increase (decrease) in net assets	1,229,225	(3,256,613)

Net Assets:
Beginning of period	32,003,552	35,260,165
End of period	$33,232,777	$32,003,552

Capital Share Transactions:
Shares sold:
Class A	25,055	38,766
Class I	74,567	520,268
Shares reinvested:
Class A	7,641	15,207
Class I	62,830	76,948
Shares redeemed:
Class A	(8,195)	(116,910)
Class I	(296,492)	(97,489)
Net increase (decrease) from capital share transactions	(134,594)	436,790

[1]	Net of redemption fees of $0 and $49, respectively.
[2]	Net of redemption fees of $0 and $141, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.70	$9.49	$7.60	$6.91	$8.43
Income from Investment Operations:
Net investment income[1]	0.17	0.18	0.13	0.14	0.12
Net realized and unrealized gain (loss)	0.62	(1.53)	1.90	0.58	(1.50)
Total from investment operations	0.79	(1.35)	2.03	0.72	(1.38)

Less Distributions:
From net investment income	(0.18)	(0.13)	(0.14)	(0.03)	(0.14)
From net realized gain	(0.04)	(0.31)	-	-	-
Total distributions	(0.22)	(0.44)	(0.14)	(0.03)	(0.14)

Redemption fee proceeds[1]	-	- [2]	-	-	-

Net asset value, end of period	$8.27	$7.70	$9.49	$7.60	$6.91

Total return[3]	10.64%	(14.96)%	27.27%	10.42%	(16.47)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,397	$2,043	$3,116	$921	$8

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.91%	2.49%	2.87%	5.58%	5.76%
After fees waived and expenses absorbed	1.48%	1.48%	1.48%	1.48%	1.48%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.72%	0.96%	0.15%	(2.00)%	(2.92)%
After fees waived and expenses absorbed	2.15%	1.97%	1.54%	2.10%	1.36%

Portfolio turnover rate	107%	99%	97%	84%	95%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.74	$9.54	$7.63	$6.92	$8.44
Income from Investment Operations:
Net investment income[1]	0.20	0.20	0.15	0.16	0.13
Net realized and unrealized gain (loss)	0.62	(1.54)	1.91	0.58	(1.49)
Total from investment operations	0.82	(1.34)	2.06	0.74	(1.36)

Less Distributions:
From net investment income	(0.21)	(0.15)	(0.15)	(0.03)	(0.16)
From net realized gain	(0.04)	(0.31)	-	-	-
Total distributions	(0.25)	(0.46)	(0.15)	(0.03)	(0.16)

Redemption fee proceeds[1]	-	- [2]	-	- [2]	-

Net asset value, end of period	$8.31	$7.74	$9.54	$7.63	$6.92

Total return[3]	10.97%	(14.81)%	27.68%	10.54%	(16.19)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,836	$29,961	$32,144	$18,209	$982

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.66%	2.24%	2.62%	5.33%	5.42%
After fees waived and expenses absorbed	1.23%	1.23%	1.23%	1.23%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.97%	1.21%	0.40%	(1.75)%	(2.59)%
After fees waived and expenses absorbed	2.40%	2.22%	1.79%	2.35%	1.58%

Portfolio turnover rate	107%	99%	97%	84%	95%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund (SBSIX & SBHSX):

For the 12 months ending October 31, 2019, International Small Cap markets rose 8.82%, as measured by the MSCI EAFE Small Cap Index, as markets rebounded from the previous 12 month’s 7.81% loss. All regions participated in the rally as the Far East (+11.11%) led on the upside, followed by the UK (+9.41%), Japan (+9.31%), and Europe (+6.25%). Currency impacts were mixed as US-based investors benefitted from dollar weakness versus the pound and yen but were hurt by dollar strength versus the euro. Stocks started poorly as concerns about global trade and economic growth rattled investors towards the end of 2018. However, markets responded positively in 2019 to supportive monetary policy from central bankers and generally positive US economic data. All but one benchmark sector ended the period in positive territory with the best performers being Real Estate (+25.22%), Information Technology (+24.34%), and Utilities (+21.84%). The only losing sector was Energy (-15.20%) which struggled as the price of oil, as measured by the WTI crude oil future contract, was down 17.04%. The weakness in oil prices was driven primarily by the further emergence of the US as a major supplier and worries that a global growth slowdown will curtail demand.

The International Small Cap Class I portfolio returned -0.29% for the last 12 months, underperforming the index by 9.11%. The International Small Cap Class A portfolio returned -0.54% for the past 12 months, underperforming the index by 9.36%.

Value stocks continued to struggle versus growth stocks over the past year in the international small cap universe as the MSCI EAFE Small Cap Value Index (+7.41%) lagged MSCI EAFE Small Cap Growth Index (+10.26%) by 2.85%. Despite performing well over the long-term, Value is now behind Growth over the past three, five, and ten years as of October 31, 2019. Although our portfolio also emphasizes company strength, we hold a more significant exposure to cheaper stocks than the Value index: the price-earnings (P/E) ratio of our portfolio is 9.4 in contrast to the 14.9 P/E of the Value index.

The recent headwinds facing our strategy did not abate during the past 12 months, but instead intensified. Based on our extensive analysis of what’s working in the market—using both internal and external metrics—all evidence points to the same theme: expensive stocks have shown to continually be getting more expensive. This outperformance has not been fundamentally driven, meaning the expensive companies have not grown their fundamentals (such as earnings or book value) faster than normal. Instead, investors have bid up the valuation ratios of these companies to higher and higher levels. At present, the types of stocks that we focus on—high quality companies trading at reasonable valuations—are trading at valuation discounts relative to the market not seen since the 1999/2000 dot-com bubble.

Investors favoring these expensive companies has been a global phenomenon, with more expensive growth stocks dominating in the U.S., international markets, and emerging markets. We have examined this phenomenon, both in recent quarters as well as after past occurrences, to try to identify a reliable indicator of when this will occur. Our research has not uncovered any statistically significant indicators, which is not surprising given the diverse market conditions found across the handful of past occurrences. (For example, the two most recent previous times when this phenomenon occurred—in the dot-com bubble and great recession—were very different environments.) The current preference for more expensive growth has no clear drivers, although various theories have been posited and some have again suggested that maybe “the world is different this time.” We tend to disagree and believe that relative valuation is a powerful indicator and that reversions of valuations, as have happened after previous distortions, is inevitable. We choose to concentrate our quantitative approach on well-rounded companies trading at attractive discounts for the simple reason that these types of companies have tended to outperform in most market environments and have bounced back strongly after those in which they have lagged. When assessing recent performance and considering the best strategy going forward, investors can either hold on to their current value-based positions or switch to the expensive companies, which have led over the past several years and are now at even more expensive valuations. Our types of companies, conversely, have now been out of favor for the past 24 months or so, leaving them currently very attractively positioned. The catalyst for our style to return to favor is unclear, as is often the case until after the fact. Contrarians should take note that the number of articles declaring the death of value investing have certainly been increasing lately in what we view as a positive sign. History has shown that when valuations gaps become this stretched, there is normally a powerful snap back in the other direction, which could result in prolonged outperformance. We believe we are extremely well positioned to take full advantage when the reversal occurs.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and current month-end performance may be obtained by calling (800) 392-2673.

Thank you for your continued support.

Scott Decatur, Ph.D.

Principal, Senior Portfolio Manager

Nicholas Fedako, CFA

Principal, Senior Portfolio Manager

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Foreign & Emerging Markets Investing Risks: As a result of political or economic instability in foreign countries, there can be special risks associated with investing in foreign securities, including fluctuations in currency exchange rates, increased price volatility and difficulty obtaining information. In addition, emerging markets may present additional risk due to potential for greater economic and political instability in less developed countries. Small Cap Risk: The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Segall Bryant & Hamill International Small Cap Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI EAFE Small Cap Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1,3	-0.54%	3.21%	5.10%	06/30/14
Class I²	-0.29%	3.45%	5.35%	05/31/11
After deducting maximum sales charge
Class A1,3	-6.29%	1.98%	4.36%	06/30/14
MSCI EAFE Small Cap Index	8.82%	7.39%	6.37%	05/31/11

¹	The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
²	Class I shares do not have initial or contingent deferred sales charge.
[3]	Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

The Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results show in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

Segall Bryant & Hamill International Small Cap Fund

FUND PERFORMANCE at October 31, 2019 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 1.44% and 1.28%, respectively and for Class I shares were 1.19% and 1.03% respectively, which were the amounts stated in the prospectus dated March 1, 2019, as amended on April 15, 2019. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual Fund operating expenses do not exceed 1.28% and 1.03% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Effective March 19, 2019, the Fund no longer charges a redemption fee. Prior to March 19, 2019, shares redeemed within 90 days of purchase were charged 2.00% redemption fee.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS — 98.8%
	AUSTRALIA — 7.4%
257,968	Accent Group Ltd.	$268,532
20,782	Ansell Ltd.	395,411
773,522	Australian Pharmaceutical Industries Ltd.	706,547
761,611	Beach Energy Ltd.	1,202,323
67,988	Cedar Woods Properties Ltd.	332,769
468,411	Charter Hall Retail REIT - REIT	1,424,026
438,655	Coronado Global Resources, Inc.[1]	725,749
86,308	Dicker Data Ltd.	417,677
312,707	Downer EDI Ltd.	1,735,345
41,706	Hansen Technologies Ltd.	97,753
100,829	HT&E Ltd.	114,689
114,400	Integrated Research Ltd.	233,437
14,569	IRESS Ltd.	127,953
7,663	JB Hi-Fi Ltd.	195,669
2,375,398	Jupiter Mines Ltd.	548,572
331,939	Link Administration Holdings Ltd.	1,281,441
330,846	Metcash Ltd.	643,172
2,177,491	Mount Gibson Iron Ltd.	1,140,834
620,917	NRW Holdings Ltd.	963,093
314,023	Pendal Group Ltd.	1,547,818
676,065	Perenti Global Ltd.	1,067,275
595,196	Service Stream Ltd.	1,058,600
214,487	Southern Cross Media Group Ltd.	121,246
55,059	SpeedCast International Ltd.	37,766
775,325	St Barbara Ltd.	1,491,215
281,480	Super Retail Group Ltd.	1,845,357
390,209	Tassal Group Ltd.	1,113,653
		20,837,922
	AUSTRIA — 1.3%
6,430	Agrana Beteiligungs A.G.	123,924
28,526	AT&S Austria Technologie & Systemtechnik A.G.	529,414
37,393	BAWAG Group A.G.*,1	1,543,097
16,939	Porr Ag	400,521
57,719	Telekom Austria A.G.*	446,765
18,717	Wienerberger A.G.	506,023
14,761	Zumtobel Group A.G.*	117,219
		3,666,963

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	BELGIUM — 1.8%
22,244	Bekaert S.A.	$619,736
29,143	bpost S.A.	333,165
18,733	D'ieteren S.A.	1,182,565
112,335	Econocom Group S.A.	292,928
17,677	Euronav N.V.	199,325
32,994	Fagron	625,951
13,580	Intervest Offices & Warehouses N.V. - REIT	410,459
8,472	Ontex Group N.V.	153,641
42,472	Orange Belgium S.A.	934,138
16,845	Recticel S.A.	147,295
1,305	Retail Estates N.V. - REIT	124,591
		5,023,794
	DENMARK — 1.5%
61,897	D/S Norden A/S	904,597
17,622	Matas A/S	134,951
11,459	NNIT A/S1	164,218
26,327	Per Aarsleff Holding A/S - Class B	821,392
112,767	Scandinavian Tobacco Group A/S1	1,332,404
3,547	Schouw & Co. A/S	254,265
44,881	Spar Nord Bank A/S	438,171
2,694	TORM PLC*	25,698
		4,075,696
	FINLAND — 1.2%
76,688	Cramo OYJ	812,554
9,249	Kemira Oyj	150,092
4,333	Kesko OYJ - B Shares	288,416
56,348	Sanoma OYJ	588,870
39,666	Tieto OYJ	1,128,132
28,812	Tokmanni Group Corp.	368,907
11,306	Uponor OYJ	147,661
		3,484,632
	FRANCE — 3.7%
28,865	APERAM S.A.	735,951
7,491	Bonduelle SCA	194,669
23,064	Coface S.A.	252,094
129,132	Derichebourg S.A.	464,910
5,532	Eramet	276,045

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
22,428	Faurecia S.A.	$1,045,106
2,106	Guerbet	117,913
9,677	Kaufman & Broad S.A.	368,905
63,300	Korian S.A.	2,682,802
8,328	Manitou BF S.A.	169,978
71,407	Mercialys S.A. - REIT	995,525
14,884	Mersen S.A.	483,904
11,337	Metropole Television S.A.	199,403
55,133	Quadient	1,179,401
141,825	Television Francaise 1	1,189,520
2,164	Vilmorin & Cie S.A.	118,264
		10,474,390
	GERMANY — 5.1%
124,607	CECONOMY A.G.*	628,872
46,892	Corestate Capital Holding S.A.*	1,746,813
19,622	CropEnergies A.G.	153,413
257,447	Deutz A.G.	1,435,685
35,946	Dialog Semiconductor PLC*	1,612,077
95,967	DIC Asset A.G.	1,337,929
41,356	DWS Group GmbH & Co. KGaA[1]	1,337,635
24,985	Elmos Semiconductor A.G.	700,840
59,190	Encavis A.G.	586,883
22,167	Gerresheimer A.G.	1,786,266
33,101	GFT Technologies S.E.	290,917
9,731	Grand City Properties S.A.	227,484
19,851	JOST Werke A.G.[1]	557,936
8,974	ProSiebenSat.1 Media S.E.	132,518
21,505	Salzgitter A.G.	389,277
9,991	Siltronic A.G.	949,624
22,906	VERBIO Vereinigte BioEnergie A.G.	230,950
15,760	Wacker Neuson S.E.	269,288
		14,374,407
	HONG KONG — 1.9%
313,000	Chow Sang Sang Holdings International Ltd.	365,886
2,951,000	CITIC Telecom International Holdings Ltd.	1,122,254
223,146	Emperor International Holdings Ltd.	49,835
492,700	IT Ltd.	132,041
1,796,000	K Wah International Holdings Ltd.	983,262
851,000	Pacific Textiles Holdings Ltd.	619,027

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
2,370,000	Shun Tak Holdings Ltd.	$973,890
1,072,000	Sun Hung Kai & Co., Ltd.	463,767
1,270,000	Texwinca Holdings Ltd.	288,489
352,000	Xinyi Glass Holdings Ltd.	396,651
		5,395,102
	IRELAND — 0.2%
102,371	Origin Enterprises PLC	536,631

	ISRAEL — 1.6%
12,632	Ashtrom Group Ltd.	142,251
1,876	Blue Square Real Estate Ltd.	95,650
53,900	Caesarstone Ltd.	910,371
6,701	Delek Group Ltd.	836,557
147,324	Israel Discount Bank Ltd. - Class A	672,980
4,800	Ituran Location and Control Ltd.	117,744
8,931	Matrix IT Ltd.	164,075
2,878	Melisron Ltd.	174,256
10,499	Menora Mivtachim Holdings Ltd.	168,335
261,004	Migdal Insurance & Financial Holding Ltd.	270,816
8,525	Norstar Holdings, Inc.	156,011
36,357	Phoenix Holdings Ltd.	221,474
1,510	Property & Building Corp. Ltd.	166,702
31,387	Shikun & Binui Ltd.	124,675
3,995	Strauss Group Ltd.	120,944
		4,342,841
	ITALY — 3.7%
57,495	ACEA S.p.A.	1,144,000
381,411	Anima Holding S.p.A.[1]	1,653,944
89,606	Azimut Holding S.p.A.	1,840,891
41,147	Buzzi Unicem S.p.A.	629,642
34,856	doValue S.p.A.[1]	412,083
558,723	Iren S.p.A.	1,733,624
603,056	Maire Tecnimont S.p.A.	1,577,927
276,013	Piaggio & C S.p.A.	868,120
185,103	Saras S.p.A.	355,094

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
49,097	Unipol Gruppo S.p.A.	$273,741
		10,489,066
	JAPAN — 32.1%
11,500	Adastria Co., Ltd.	284,438
311	AEON REIT Investment Corp.	447,536
43,685	Aichi Corp.	281,147
14,200	Aichi Steel Corp.	465,488
15,023	Akatsuki, Inc.	840,253
10,100	Akita Bank Ltd.	207,350
24,400	Arcs Co., Ltd.	494,824
46,200	Aruhi Corp.	1,047,725
57,300	Avex, Inc.	701,990
9,799	Axial Retailing, Inc.	381,107
12,100	Bank of Saga Ltd.	181,181
85,100	Bunka Shutter Co., Ltd.	743,118
34,600	Canon Electronics, Inc.	652,014
19,290	Canon Marketing Japan, Inc.	411,915
32,000	Cawachi Ltd.	655,764
7,532	Chiyoda Integre Co., Ltd.	169,765
7,000	Chori Co., Ltd.	123,095
54,400	CI Takiron Corp.	330,964
15,900	Cleanup Corp.	85,838
95,666	Daido Metal Co., Ltd.	611,256
25,100	Daiho Corp.	714,719
78,664	Daikyonishikawa Corp.	611,159
16,400	Daiwabo Holdings Co., Ltd.	724,400
44,600	DTS Corp.	951,968
24,500	Eagle Industry Co., Ltd.	248,879
19,829	Elematec Corp.	191,882
20,500	ESPEC Corp.	373,590
103,800	Ferrotec Holdings Corp.	1,040,018
104,200	Financial Products Group Co., Ltd.	1,060,430
10,000	Fujibo Holdings, Inc.	315,307
52,200	Furukawa Co., Ltd.	755,037
6,000	Fuso Pharmaceutical Industries Ltd.	122,678
15,900	Fuyo General Lease Co., Ltd.	1,045,375
20,150	Godo Steel Ltd.	438,490
52,100	Goldcrest Co., Ltd.	1,080,693
26,700	G-Tekt Corp.	465,315
31,770	GungHo Online Entertainment, Inc.	691,944

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
12,700	Hakuto Co., Ltd.	$152,649
185,400	Haseko Corp.	2,412,140
98,800	Hazama Ando Corp.	770,345
13,600	Hibiya Engineering Ltd.	246,838
38,900	Hokkaido Electric Power Co., Inc.	204,604
68,200	Inabata & Co., Ltd.	901,207
1,165	Industrial & Infrastructure Fund Investment Corp. - REIT	1,826,414
33,400	Ines Corp.	377,950
5,036	Invincible Investment Corp. - REIT	3,185,099
66,400	Itochu Enex Co., Ltd.	558,303
21,500	Itoham Yonekyu Holdings, Inc.	139,365
18,300	Iwatani Corp.	638,017
98,200	Japan Aviation Electronics Industry Ltd.	1,852,333
19,000	J-Oil Mills, Inc.	802,296
17,900	Kaga Electronics Co., Ltd.	351,403
20,600	Kaken Pharmaceutical Co., Ltd.	1,014,835
29,900	Kanamoto Co., Ltd.	807,375
85,700	Kandenko Co., Ltd.	815,813
47,831	Kasai Kogyo Co., Ltd.	390,213
532	Krosaki Harima Corp.	28,671
55,000	Kumagai Gumi Co., Ltd.	1,711,270
24,200	Kyoei Steel Ltd.	445,725
6,400	Marudai Food Co., Ltd.	138,739
99,000	MCJ Co., Ltd.	657,311
1,115	MCUBS MidCity Investment Corp. - REIT	1,294,759
5,600	Megmilk Snow Brand Co., Ltd.	135,346
43,800	Meidensha Corp.	848,906
3,028	Mirai Corp. - REIT	1,780,517
7,500	Miyazaki Bank Ltd.	193,490
2,900	Morinaga & Co., Ltd.	143,671
37,900	Morinaga Milk Industry Co., Ltd.	1,475,780
22,096	MTI Ltd.	144,251
66,100	NichiiGakkan Co., Ltd.	1,125,028
11,995	Nihon Chouzai Co., Ltd.	437,636
57,674	Nikkiso Co., Ltd.	630,200
24,300	Nippon Carbon Co., Ltd.	943,962
254,900	Nippon Light Metal Holdings Co., Ltd.	500,406
8,501	Nippon Road Co., Ltd.	521,915
29,300	Nippon Signal Co., Ltd.	340,237
40,797	Nishimatsu Construction Co., Ltd.	857,194
28,700	Nishio Rent All Co., Ltd.	775,769

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
27,296	Nisshin Oillio Group Ltd.	$961,768
29,500	NS United Kaiun Kaisha Ltd.	673,372
42,000	Oki Electric Industry Co., Ltd.	565,497
23,234	Okumura Corp.	662,661
281,543	OSJB Holdings Corp.	690,887
154,400	Penta-Ocean Construction Co., Ltd.	953,651
57,100	Press Kogyo Co., Ltd.	244,812
98,329	Pressance Corp.	1,617,115
47,600	Proto Corp.	517,918
52,700	Raito Kogyo Co., Ltd.	843,766
761	Riken Corp.	28,505
4,100	Riken Vitamin Co., Ltd.	146,930
62,900	Ryoyo Electro Corp.	1,122,985
23,300	Sac's Bar Holdings, Inc.	192,674
978	Samty Residential Investment Corp. - REIT	1,101,257
15,965	San ju San Financial Group, Inc.	248,811
66,840	Sanki Engineering Co., Ltd.	821,342
12,800	Sanshin Electronics Co., Ltd.	183,839
17,200	Sawai Pharmaceutical Co., Ltd.	973,164
48,900	Showa Corp.	1,031,976
52,900	Showa Denko KK	1,506,320
10,200	Sinanen Holdings Co., Ltd.	186,734
20,600	Sinko Industries Ltd.	351,186
11,099	Starts Corp., Inc.	287,676
7,703	Starzen Co., Ltd.	325,981
4,900	Sugi Holdings Co., Ltd.	273,609
131,500	Sumitomo Mitsui Construction Co., Ltd.	752,542
17,500	Takamatsu Construction Group Co., Ltd.	423,118
253,557	Takara Leben Co., Ltd.	1,084,761
45,200	Takasago Thermal Engineering Co., Ltd.	823,721
46,700	Tamron Co., Ltd.	1,029,657
69,500	Tanseisha Co., Ltd.	736,253
24,182	Tekken Corp.	652,527
12,125	Tenma Corp.	222,537
8,680	Toenec Corp.	283,734
105,300	Tokai Carbon Co., Ltd.	1,076,500
37,500	Tokai Rika Co., Ltd.	732,707
4,600	Token Corp.	296,472
50,700	Tokuyama Corp.	1,369,496
21,086	Tokyo Kiraboshi Financial Group, Inc.	300,308
78,800	Tokyo Steel Manufacturing Co., Ltd.	638,485

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
16,221	Topre Corp.	$284,495
25,700	Torii Pharmaceutical Co., Ltd.	687,777
26,200	Towa Bank Ltd.	224,419
29,373	Towa Pharmaceutical Co., Ltd.	758,329
38,200	Toyota Boshoku Corp.	567,747
59,600	Ube Industries Ltd.	1,292,557
39,000	Unipres Corp.	644,643
11,400	V Technology Co., Ltd.	686,175
24,100	Valor Holdings Co., Ltd.	413,755
65,900	Vital KSK Holdings, Inc.	676,148
158,400	VT Holdings Co., Ltd.	712,866
33,000	World Co., Ltd.	766,710
42,100	Xebio Holdings Co., Ltd.	474,449
18,200	Yahagi Construction Co., Ltd.	129,940
65,000	Yokohama Reito Co., Ltd.	648,856
39,933	Yurtec Corp.	248,495
35,500	Zenkoku Hosho Co., Ltd.	1,494,097
		90,175,346
	NETHERLANDS — 2.4%
22,216	ASR Nederland N.V.	812,968
478,785	Koninklijke BAM Groep N.V.	1,213,250
32,897	Koninklijke Volkerwessels N.V.	763,169
28,437	NIBC Holding N.V.[1]	231,530
65,362	Signify N.V.[1]	1,912,892
71,538	Wereldhave N.V. - REIT	1,691,507
		6,625,316
	NEW ZEALAND — 0.8%
332,329	Air New Zealand Ltd.	601,930
59,678	Contact Energy Ltd.	282,377
72,770	Genesis Energy Ltd.	153,033
301,130	SKY Network Television Ltd.	173,762
200,021	SKYCITY Entertainment Group Ltd.	501,431
160,737	Z Energy Ltd.	552,382
		2,264,915
	NORWAY — 2.2%
130,543	Austevoll Seafood A.S.A.	1,316,616
483,262	DNO A.S.A.	583,570

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY (Continued)
74,895	Europris A.S.A.[1]	$203,114
27,983	Evry A.S.[1]	109,240
24,836	Grieg Seafood A.S.A.	304,097
73,456	Selvaag Bolig A.S.A.	404,974
99,499	SpareBank 1 Nord Norge	771,436
14,964	Sparebank 1 Oestlandet	144,820
123,311	SpareBank 1 SMN	1,327,482
72,397	SpareBank 1 Sr.-Bank A.S.A.	771,504
13,397	Veidekke A.S.A.	145,315
		6,082,168
	PORTUGAL — 0.6%
89,351	Mota-Engil SGPS S.A.	197,816
217,073	NOS SGPS S.A.	1,289,219
149,290	Sonae SGPS S.A.	150,439
		1,637,474
	SINGAPORE — 2.0%
482,936	Accordia Golf Trust	204,107
88,900	Best World International Ltd.[2,3]	90,436
1,184,700	Cache Logistics Trust - REIT	631,318
1,106,200	CapitaLand Retail China Trust - REIT	1,235,887
400,600	ESR-REIT - REIT	157,531
2,028,629	Lippo Malls Indonesia Retail Trust - REIT	357,862
557,500	Mapletree North Asia Commercial Trust - REIT	524,513
606,512	Oxley Holdings Ltd.	151,572
649,075	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	219,459
898,400	Soilbuild Business Space REIT - REIT	333,474
1,265,300	Starhill Global REIT - REIT	688,219
1,190,906	Yanlord Land Group Ltd.	1,059,167
		5,653,545
	SPAIN — 1.7%
11,557	Almirall S.A.	216,807
7,669	Cia de Distribucion Integral Logista Holdings S.A.	160,719
36,011	CIE Automotive S.A.	896,459
133,733	Ence Energia y Celulosa S.A.	526,520
27,219	Faes Farma S.A.	156,344
25,582	Fomento de Construcciones y Contratas S.A.	309,860
158,929	Gestamp Automocion S.A.[1]	681,377

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
13,201	Indra Sistemas S.A.*	$127,505
68,801	Lar Espana Real Estate Socimi S.A. - REIT	623,092
118,695	Mediaset Espana Comunicacion S.A.	725,461
23,681	Prosegur Cash S.A.[1]	36,977
124,059	Sacyr S.A.	352,833
		4,813,954
	SWEDEN — 6.0%
315,089	Arjo A.B.	1,297,466
225,674	Betsson A.B.*	1,111,343
37,670	Bilia A.B. - A Shares	377,648
31,709	Dios Fastigheter A.B.	264,031
42,605	Getinge A.B. - B Shares	726,726
41,077	Granges A.B.	399,041
143,161	Hemfosa Fastigheter A.B.	1,474,503
52,974	Humana A.B.	317,656
63,932	Intrum A.B.	1,721,503
125,551	Inwido A.B.	835,429
11,448	Lindab International A.B.	127,810
67,781	Loomis A.B. - Class B	2,618,382
275,645	Peab A.B.	2,320,903
152,247	Resurs Holding A.B.[1]	895,598
170,803	SSAB A.B.	429,144
41,336	Tethys Oil A.B.	314,225
109,169	Wihlborgs Fastigheter A.B.	1,649,571
		16,880,979
	SWITZERLAND — 4.1%
915	Allreal Holding A.G.*	178,270
2,645	ALSO Holding A.G.*	393,600
3,400	ams A.G.*	151,992
935	Bachem Holding A.G.	142,548
5,105	BKW A.G.	376,730
38,340	Galenica A.G.*,1	2,291,072
250	Gurit Holding A.G.	356,817
9,579	Implenia A.G.	363,740
34,569	Landis+Gyr Group A.G.*	3,204,597
33,318	Mobilezone Holding A.G.*	361,381
2,262	Siegfried Holding A.G.*	920,621
22,236	Sunrise Communications Group A.G.*,1	1,727,714
213	Vetropack Holding A.G.	577,572

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
9,542	Zehnder Group A.G.	$415,921
		11,462,575
	UNITED KINGDOM — 17.5%
39,401	Aggreko PLC	403,605
75,216	Amigo Holdings PLC[1]	68,104
180,188	Arrow Global Group PLC	555,035
211,684	Avast PLC[1]	1,137,390
13,439	Barratt Developments PLC	109,879
56,047	Bellway PLC	2,294,152
46,289	Biffa PLC[1]	152,898
24,307	C&C Group PLC	119,646
488,795	Capital & Regional PLC - REIT	165,253
640,462	Cineworld Group PLC	1,847,550
246,733	Civitas Social Housing PLC - REIT	271,662
34,524	Clinigen Group Plc	371,625
93,338	Computacenter PLC	1,655,178
284,313	Conviviality PLC*,2,3	-
288,634	Crest Nicholson Holdings PLC	1,452,143
41,798	Daily Mail & General Trust PLC	474,830
56,056	Dart Group PLC	918,534
963,644	Diversified Gas & Oil PLC	1,335,621
88,967	Dixons Carphone PLC	151,255
336,942	Drax Group PLC	1,295,394
449,682	Empiric Student Property PLC - REIT	547,540
144,378	Equiniti Group PLC[1]	402,463
351,664	Evraz PLC	1,672,682
516,161	Ferrexpo PLC	842,105
221,953	Firstgroup PLC*	371,168
216,890	Galliford Try PLC	2,059,331
13,467	Gamesys Group PLC*	140,776
105,200	Go-Ahead Group PLC	2,785,347
33,501	Hammerson PLC - REIT	125,846
273,158	Hansteen Holdings PLC - REIT	363,739
80,158	Hikma Pharmaceuticals PLC	2,087,015
195,061	International Personal Finance PLC	336,051
73,325	Keller Group PLC	494,849
876,619	Man Group PLC/Jersey	1,629,467
675,038	Marston's PLC	1,078,137
55,948	Mediclinic International PLC	265,246
16,029	Micro Focus International PLC	220,087
33,109	Mitchells & Butlers PLC*	182,700

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
11,584	Morgan Sindall Group PLC	$192,066
142,235	N Brown Group PLC	230,671
625,486	NewRiver REIT PLC	1,628,532
309,298	OneSavings Bank PLC	1,442,322
326,812	Playtech Plc	1,662,423
144,038	Plus500 Ltd.	1,492,622
13,355	Pollen Street Secured Lending	144,967
288,214	Redde PLC	418,134
217,392	Redrow PLC	1,695,207
462,205	Regional REIT Ltd. - REIT[1]	631,042
49,848	Royal Mail PLC	136,630
131,476	Safestore Holdings PLC - REIT	1,192,991
41,436	Savills PLC	492,455
164,556	Serica Energy PLC*	285,628
31,876	Spectris PLC	987,661
957,078	Stagecoach Group PLC	1,702,161
257,168	Tate & Lyle PLC	2,241,892
402,135	TP ICAP PLC	1,786,167
9,188	UNITE Group PLC - REIT	133,892
43,736	Vesuvius PLC	226,271
		49,108,037
	TOTAL COMMON STOCKS (Cost $274,539,445)	277,405,753

Principal Amount
	INTERNATIONAL BONDS — 0.0%
	ISRAEL — 0.0%
$14,382	IDB Development Corp., Ltd.	2,910
	TOTAL INTERNATIONAL BONDS (Cost $3,007)	2,910

Number of Shares
	PREFERRED STOCKS — 0.4%
	GERMANY — 0.4%
11,592	Sixt S.E. - Preference	786,074
2,339	STO S.E. & Co. KGaA - Preference	255,657
		1,041,731
	TOTAL PREFERRED STOCKS (Cost $722,872)	1,041,731

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019

Number of Shares		Value
	UNITS — 0.3%
	AUSTRALIA — 0.3%
200,143	Aventus Group - REIT	$378,045
1,048,779	Infigen Energy	462,718
		840,763
	TOTAL UNITS (Cost $690,169)	840,763

	TOTAL INVESTMENTS — 99.5% (Cost $275,955,493)	279,291,157

	Other Assets in Excess of Liabilities — 0.5%	1,340,511
	TOTAL NET ASSETS — 100.0%	$280,631,668

PLC –	Public Limited Company
REIT –	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,208,477, which represents 6.49% of total net assets of the Fund.
[2]	Illiquid security. The total illiquid securities represent 0.03% of Net Assets. The total value of these securities is $90,436.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $90,436.

See Accompanying Notes to Financial Statements

Segall Bryant & Hamill International Small Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.8%
Consumer Discretionary	19.5%
Industrials	15.1%
Materials	9.8%
Technology	7.7%
Consumer Staples	6.9%
Health Care	5.4%
Communications	3.8%
Energy	3.5%
Utilities	2.3%
Total Common Stocks	98.8%
Preferred Stocks
Consumer Discretionary	0.3%
Materials	0.1%
Total Preferred Stocks	0.4%
Units
Utilities	0.2%
Financials	0.1%
Total Units	0.3%
International Bonds
Consumer Staples	0.0%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2019

Assets:
Investments, at value (cost $275,955,493)	$279,291,157
Foreign currency, at value (cost $313)	310
Receivables:
Investment securities sold	1,707,262
Dividends and interest	1,588,770
Prepaid expenses	953
Total assets	282,588,452

Liabilities:
Foreign currency due to custodian, at value (proceeds $3,433)	3,433
Payables:
Due to custodian	833,321
Investment securities purchased	721,476
Advisory fees	174,740
Fund accounting fees	56,471
Custody fees	48,274
Fund administration fees	36,513
Auditing fees	18,768
Transfer agent fees and expenses	13,938
Distribution fees (Note 8)	10,116
Trustees' deferred compensation (Note 4)	3,830
Chief Compliance Officer fees	560
Trustees' fees and expenses	399
Accrued other expenses	34,945
Total liabilities	1,956,784

Net Assets	$280,631,668

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	328,189,945
Total accumulated deficit	(47,558,277)
Net Assets	$280,631,668

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$49,749,151
Shares of beneficial interest issued and outstanding	4,366,015
Redemption Price	$11.39
Maximum sales charge (5.75% of offering price)*	0.69
Maximum public offering price to public	$12.08

Class I Shares:
Net assets applicable to shares outstanding	$230,882,517
Shares of beneficial interest issued and outstanding	20,212,731
Offering and redemption price per share	$11.42

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2019

Investment Income:
Dividends (net of foreign withholding taxes of $1,252,551)	$10,945,254
Interest	2,773
Investments, at value (cost $275,955,493) Total investment income	10,948,027

Expenses:
Advisory fees	2,611,083
Custody fees	347,357
Fund administration fees	320,428
Fund accounting fees	226,732
Transfer agent fees and expenses	69,315
Registration fees	65,470
Distribution fees (Note 8)	58,173
Legal fees	18,979
Auditing fees	18,265
Shareholder reporting fees	15,381
Trustees' fees and expenses	8,849
Miscellaneous	8,185
Chief Compliance Officer fees	5,666
Insurance fees	2,284
Total expenses	3,776,167
Advisory fees waived	(729,747)
Net expenses	3,046,420
Net investment income	7,901,607

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(47,860,269)
Foreign currency transactions	6,627
Net realized loss	(47,853,642)
Net change in unrealized appreciation/depreciation on:
Investments	30,840,224
Foreign currency translations	19,894
Net change in unrealized appreciation/depreciation	30,860,118
Net increase from payments by affiliates (Note 4)	132,086
Net realized and unrealized loss	(16,861,438)

Net Decrease in Net Assets from Operations	$(8,959,831)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018

Incease (Decrease) in Net Assets from:
Operations:
Net investment income	$7,901,607	$8,457,121
Net realized loss on investments and foreign currency transactions	(47,853,642)	(7,502,249)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	30,860,118	(66,862,980)
Net increase from payments by affiliates (Note 4)	132,086	-
Net decrease in net assets resulting from operations	(8,959,831)	(65,908,108)

Distributions to Shareholders:
Class A	(481,336)	(1,286,490)
Class I	(8,187,235)	(16,690,868)
Total distributions to shareholders	(8,668,571)	(17,977,358)

Capital Transactions:
Net proceeds from shares sold:
Class A	28,732,330	4,710,789
Class I	70,426,786	192,194,524
Reinvestment of distributions:
Class A	365,763	991,942
Class I	5,493,905	14,728,849
Cost of shares redeemed:
Class A1	(3,548,989)	(1,954,171)
Class I2	(178,243,315)	(75,720,895)
Net increase (decrease) in net assets from capital transactions	(76,773,520)	134,951,038

Total increase (decrease) in net assets	(94,401,922)	51,065,572

Net Assets:
Beginning of period	375,033,590	323,968,018
End of period	$280,631,668	$375,033,590

Capital Share Transactions:
Shares sold:
Class A	2,638,657	338,400
Class I	6,256,598	13,911,919
Shares reinvested:
Class A	35,203	71,776
Class I	528,768	1,064,993
Shares redeemed:
Class A	(315,642)	(147,211)
Class I	(16,442,757)	(5,711,482)
Net increase (decrease) from capital share transactions	(7,299,173)	9,528,395

[1]	Net of redemption fees of $228 and $476, respectively.
[2]	Net of redemption fees of $12,701 and $87,340, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.73	$14.47	$11.74	$11.36	$11.57
Income from Investment Operations:
Net investment income[1]	0.28	0.26	0.23	0.26	0.21
Net realized and unrealized gain (loss)	(0.38)	(2.27)	2.69	0.35	0.28
Total from investment operations	(0.10)	(2.01)	2.92	0.61	0.49

Less Distributions:
From net investment income	(0.25)	(0.29)	(0.19)	(0.17)	(0.22)
From net realized gain	-	(0.44)	-	(0.06)	(0.48)
Total distributions	(0.25)	(0.73)	(0.19)	(0.23)	(0.70)

Redemption fee proceeds[1]	- [3]	- [3]	-	-	-

Net increase from payment by affiliates (Note 4)[4]	0.01	-	-	-	-

Net asset value, end of period	$11.39	$11.73	$14.47	$11.74	$11.36

Total return[2]	(0.54)%	(14.68)%	25.27%	5.43%	4.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,749	$23,554	$25,240	$12,013	$11,927

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%	1.44%	1.47%	2.09%	1.29%
After fees waived and expenses absorbed	1.28%	1.28%	1.28%	1.28%	1.29%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.24%	1.76%	1.61%	1.55%	2.11%
After fees waived and expenses absorbed	2.49%	1.92%	1.80%	2.36%	2.11%

Portfolio turnover rate	121%	111%	101%	94%	130%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Amount represents less than $0.01 per share.
[4]	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.77	$14.50	$11.76	$11.36	$11.57
Income from Investment Operations:
Net investment income[1]	0.30	0.29	0.27	0.29	0.27
Net realized and unrealized gain (loss)	(0.37)	(2.26)	2.68	0.34	0.23
Total from investment operations	(0.07)	(1.97)	2.95	0.63	0.50

Less Distributions:
From net investment income	(0.29)	(0.32)	(0.21)	(0.17)	(0.23)
From net realized gain	-	(0.44)	-	(0.06)	(0.48)
Total distributions	(0.29)	(0.76)	(0.21)	(0.23)	(0.71)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	-	-

Net increase from payment by affiliates (Note 4)[5]	0.01	-	-	-	-

Net asset value, end of period	$11.42	$11.77	$14.50	$11.76	$11.36

Total return[4]	(0.29)%	(14.40)%	25.60%	5.66%	4.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$230,883	$351,480	$298,728	$71,853	$35,367

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%	1.19%	1.22%	1.84%	1.06%
After fees waived and expenses absorbed	1.03%	1.03%	1.03%	1.03%	1.06%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.49%	2.01%	1.86%	1.80%	2.34%
After fees waived and expenses absorbed	2.74%	2.17%	2.05%	2.61%	2.34%

Portfolio turnover rate	121%	111%	101%	94%	130%

[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2019

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2016 – 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Reorganization Information

On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

On April 8, 2019, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of each Fund referred to below (each an “Acquired Fund”), each a series of the Trust, into a corresponding newly organized series (each an “Acquiring Fund”) of Segall Bryant & Hamill Trust (“SBHT”), also listed below. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Acquired Fund	Acquiring Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Small Cap Fund

Each Acquiring Fund has the same investment objective and principal investment strategies, and similar investment restrictions as the corresponding Acquired Fund. Following the reorganizations, each Acquired Fund’s current investment advisor, Segall Bryant & Hamill, LLC (“SBH”), will continue to serve as investment advisor to each Acquiring Fund. Each Acquiring Fund will have the same portfolio management team as each corresponding Acquired Fund.

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by any of the

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Acquired Funds or their shareholders for federal tax purposes. SBH has agreed to bear the costs related to the reorganizations.

The reorganization of the Funds into the new Trust, SBHT, was subject to approval by each Fund’s shareholders.

The Emerging Markets Fund’s shareholders and International Small Cap Fund shareholders approved the Plan at a meeting held on July 24, 2019, and September 9, 2019, respectively. The results of the shareholders meeting are reported in the Supplemental Information pages.

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively. These agreements are in effect until February 29, 2020, and they may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended October 31, 2019, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Emerging Markets Fund	$299,209	$176,678	$475,887
International Small Cap Fund	729,747	-	729,747
	$1,028,956	$176,678	$1,205,634

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2019, the amount of these potentially recoverable expenses was $1,218,942 and $1,759,831 for the Emerging Markets Fund and International Small Cap Fund, respectively. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

	Emerging Markets Fund	International Small Cap Fund
2020	$369,919	$406,979
2021	373,136	623,105
2022	475,887	729,747
Total	$1,218,942	$1,759,831

The custodian reimbursed the International Small Cap Fund $132,086 for losses incurred from corporate action processing. The amount is reported on the Fund’s Statement of Operations, Statements of Changes, and Financial Highlights. This reimbursement had a positive 0.09% impact on the total return of Class A and a positive 0.09% impact on the total return of Class I.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Each Fund’s allocated fees incurred for CCO services for the year ended October 31, 2019, are reported on the Statements of Operations.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

Note 5 – Federal Income Taxes

At October 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$30,271,401	$280,012,375

Gross unrealized appreciation	$4,868,726	$21,034,184
Gross unrealized depreciation	(1,877,049)	(21,755,402)
Net unrealized appreciation/(depreciation) on investments	$2,991,677	$(721,218)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (loss) as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
Emerging Markets Fund	$-	$-
International Small Cap Fund	$132,399	$(132,399)

As of October 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$788,282	$11,916,803
Undistributed long-term capital gains	-	-
Accumulated earnings	788,282	11,916,803

Accumulated capital losses	(1,254,640)	(58,742,330)
Other losses	(74,036)	(11,050)
Unrealized appreciation (depreciation) on investments	2,991,677	(721,218)
Unrealized Deferred Compensation	(3,032)	(3,830)
Unrealized appreciation on foreign currency translations	1,075	3,348
Total accumulated earnings/(deficit)	$2,449,326	$(47,558,277)

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

At October 31, 2019, the Funds had accumulated non-expiring capital loss carry forwards as follows:

Fund	ST	LT	Total
Emerging Markets	$1,254,640	$-	$1,254,640
International Small Cap	46,902,134	11,840,196	58,742,330

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended October 31, 2019, and October 31, 2018 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$860,787	$1,114,539	$8,668,571	$13,980,147
Net long-term capital gains	161,117	602,639	-	3,997,211
Total distributions paid	$1,021,904	$1,717,178	$8,668,571	$17,977,358

Note 6 – Redemption Fee

Effective March 19, 2019, the Funds no longer charge a redemption fee. Prior to March 19, 2019, the Funds imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended October 31, 2019 and for the year ended October 31, 2018, redemption fees were as follows:

	October 31, 2019	October 31, 2018
Emerging Markets Fund	$-	$190
International Small Cap Fund	12,929	87,816

Note 7 – Investment Transactions

For the year ended October 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$35,346,431	$36,850,801
International Small Cap Fund	353,911,438	431,222,121

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

For the year ended October 31, 2019, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2019, in valuing the Funds’ assets carried at fair value:

Emerging Markets	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$24,192	$-	$-	$24,192
Brazil	1,964,371	-	-	1,964,371
Chile	95,830	127,216	-	223,046
China	10,428,077	-	127,936	10,556,013
Colombia	213,740	-	-	213,740
Czech Republic	25,669	-	-	25,669
Egypt	116,312	-	-	116,312
Greece	191,995	-	-	191,995
Hungary	70,383	-	-	70,383
India	3,129,287	-	-	3,129,287
Indonesia	781,365	-	-	781,365
Malaysia	700,125	-	-	700,125
Mexico	835,308	-	-	835,308
Peru	45,984	-	-	45,984
Philippines	398,128	-	-	398,128
Poland	277,019	-	-	277,019
Qatar	232,596	-	-	232,596
Russia	1,278,107	-	-	1,278,107
Saudi Arabia	712,965	-	-	712,965
South Africa	1,482,695	-	-	1,482,695
South Korea	3,521,774	-	-	3,521,774
Taiwan	3,897,325	-	-	3,897,325
Thailand	939,788	-	-	939,788
Turkey	258,907	-	-	258,907
United Arab Emirates	193,556	-	-	193,556
Preferred Stocks
Brazil	590,640	-	-	590,640
South Korea	543,005	-	-	543,005
Short-Term Investments	58,783	-	-	58,783
Total Investments	$33,007,926	$127,216	$127,936	$33,263,078

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

International Small Cap	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Australia	$20,837,922	$-	$-	$20,837,922
Austria	3,666,963	-	-	3,666,963
Belgium	5,023,794	-	-	5,023,794
Denmark	4,075,696	-	-	4,075,696
Finland	3,484,632	-	-	3,484,632
France	10,474,390	-	-	10,474,390
Germany	14,374,407	-	-	14,374,407
Hong Kong	5,395,102	-	-	5,395,102
Ireland	536,631	-	-	536,631
Israel	4,342,841	-	-	4,342,841
Italy	10,489,066	-	-	10,489,066
Japan	90,175,346	-	-	90,175,346
Netherlands	6,625,316	-	-	6,625,316
New Zealand	2,264,915	-	-	2,264,915
Norway	6,082,168	-	-	6,082,168
Portugal	1,637,474	-	-	1,637,474
Singapore	5,563,109	-	90,436	5,653,545
Spain	4,813,954	-	-	4,813,954
Sweden	16,880,979	-	-	16,880,979
Switzerland	11,462,575	-	-	11,462,575
United Kingdom	49,108,037	-	-	49,108,037
International Bonds*	-	2,910	-	2,910
Preferred Stocks**	1,041,731	-	-	1,041,731
Units**	840,763	-	-	840,763
Total Investments	$279,197,811	$2,910	$90,436	$279,291,157

*	All international bonds and units held in the International Small Cap Fund are level 2 securities. For a detailed break-out by country, please refer to the Schedule of Investments.
**	All preferred stocks and units held in the International Small Cap Fund are level 1 securities

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets	International Small Cap
Balance as of October 31, 2018	$-	$-
Transfers into Level 3 during the period	164,860	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	(1,568)	-
Change in unrealized appreciation/(depreciation)	(8,864)	(58,797)
Net purchases	98,884	149,233
Net sales	(125,376)	-
Balance as of October 31, 2019	$127,936	90,436

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2019:

	Fair Value October 31, 2019	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Emerging Markets -Common Stock	$127,936	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
International Small Cap -Common Stock	$90,436	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2019

The Funds declared the payment of a distribution to be paid, on December 5, 2019, to shareholders of record on December 4, 2019 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Fund	Class A Shares	$-	$-	$0.20637
Emerging Markets Fund	Class I Shares	-	-	0.22695
International Small Cap Fund	Class A Shares	-	-	0.49834
International Small Cap Fund	Class I Shares	-	-	0.51546

At the close of business on December 6, 2019, the Funds reorganized into the newly organized series of SBHT.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of Segall Bryant & Hamill Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Segall Bryant & Hamill Emerging Markets Funds and Segall Bryant & Hamill International Small Cap Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and broker; when replies from the broker were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2019

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the year ended October 31, 2019, 50.97% and 76.02%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended October 31, 2019, 0% and 0.71%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, qualifies for the dividends received deduction available to corporate shareholders.

Long-term Capital Gain

The Emerging Markets Fund designates $161,117 as 20% rate gain distributions for purposes of the dividends paid deduction.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Fund and International Small Cap Fund, respectively, designates $972,600 and $9,825,873 of income derived from foreign sources and $149,153 and $1,088,386 of foreign taxes paid for the year ended October 31, 2019.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2019, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign	Foreign
	Source Income	Taxes Paid
Emerging Markets Fund	$0.2431	$0.0373
International Small Cap Fund	$0.3998	$0.0443

Results of Shareholder Meeting

On September 9, 2019, shareholders of the Segall Bryant & Hamill International Small Cap Fund approved the reorganization into the Segall Bryant & Hamill Trust. The percentage of share outstanding and entitled to vote that were present by proxy was 56.57%. The number of shares voted were as follows:

For	Against	Abstain	Total
14,680,312	594	40,997	14,721,903

On July 24, 2019, shareholders of the Segall Bryant & Hamill Emerging Markets Fund approved the reorganization into the Segall Bryant & Hamill Trust. The percentage of share outstanding and entitled to vote that were present by proxy was 54.17%. The number of shares voted were as follows:

For	Against	Abstain	Total
2,230,564	697	0	2,231,261

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 490-4999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); and Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	Investment Managers Series Trust, a registered investment company (includes 59 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); and President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Investment Managers Series Trust, a registered investment company (includes 59 portfolios), 361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); and Chairman, NICSA, an investment management trade association (1993 – 1996).	4	Investment Managers Series Trust, a registered investment company (includes 59 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014); and President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust, a registered investment company (includes 59 portfolios), Investment Managers Series Trust II, a registered investment company (includes 14 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; and Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	4	Investment Managers Series Trust, a registered investment company (includes 59 portfolios), Investment Managers Series Trust II, a registered investment company (includes 14 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 - June 2014); and President, 361 Social Infrastructure Fund (December 2019 – present).	4	Investment Managers Series Trust, a registered investment company (includes 59 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; and Treasurer, 361 Social Infrastructure Fund (December 2019 – present).	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016); and Vice President and Assistant Secretary, 361 Social Infrastructure Fund (December 2019 – present).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015); and Secretary, 361 Social Infrastructure Fund (December 2019 – present).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds’ investment advisor also serves as investment advisor to the Segall Bryant & Hamill All Cap Fund and the Segall Bryant & Hamill Small Cap Value Fund which are offered in a separate prospectus. The Funds do not hold itself out as related to any other series within the Trust for purposes of investment and investor services.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 18-19, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and the Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund” and together with the Emerging Markets Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2019; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Emerging Markets Fund’s annualized total return for the three-year period was above the Diversified Emerging Markets Fund Universe median return and the MSCI Emerging Markets Index return, but below the Peer Group median return by 0.31%. The Fund’s annualized total return for the five-year period was above the Peer Group median return, but below the Fund Universe median return and the Index return by 0.59% and 0.71%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 1.02%, the Index return by 1.72%, and the Fund Universe median return by 1.81%. The Trustees noted the Investment Advisor’s observation that the Fund’s performance over the five-year period ranked it in the top quartile of the Peer Group. The Board considered the Investment Advisor’s assertion that the Fund’s underperformance over the last two years was primarily the result of investors’ preference for growth companies over value companies, which negatively affected the Fund’s strategy.

•	The International Small Cap Fund’s annualized total return for the five-year period was below the Foreign Small/Mid Value Fund Universe and Peer Group median returns and the MSCI EAFE Small Cap Index return by 0.64%, 1.66%, and 3.28%, respectively. For the three-year period, the Fund’s annualized total return was below the Fund Universe median return by 3.12%, the Peer Group median return by 3.30%, and the Index return by 4.86%. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the Index return by 5.43%, 5.74%, and 7.13%, respectively. The Fund received a four-star rating from Morningstar in 2014, and a five-star rating in 2015, 2016, and 2017. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance over the last two years was primarily the result of investors’ preference for growth companies over value companies, which negatively affected the Fund’s strategy.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Emerging Market Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group and Diversified Emerging Markets Fund Universe medians. The Board considered that the advisory fee charged by the Investment Advisor with respect to the Fund was the same as its standard fee schedule for separate accounts managed using the Emerging Markets strategy up to the $50 million asset level, but higher than its standard fee schedule above that level. The Board noted that the advisory fee charged by the Investment Advisor with respect to the Fund was within the range of advisory fees that the Investment Advisor charges to manage a collective investment trust using the Emerging Markets strategy. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients or the collective investment trust. The Board also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.08% and 0.09%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group and Foreign Small/Mid Value Fund Universe medians. The Trustees noted that the Fund’s advisory fee was lower than or the same as the fee the Investment Advisor charges to its institutional clients to manage separate accounts using the same strategy as the Fund up to the $100 million asset level, but higher than the Investment Advisor’s fee for those clients above that level. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage a collective investment trust with the same objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients or the collective investment trust. The Board considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Peer Group and Fund Universe medians.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2019, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Emerging Markets Fund; had waived a portion of its advisory fee for the International Small Cap Fund; and had not realized a profit with respect to the Emerging Markets Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the International Small Cap Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	Actual Performance	$ 1,000.00	$ 978.70	$ 7.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.74	7.53
Class I	Actual Performance	1,000.00	981.10	6.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.00	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2019 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/19	10/31/19	5/1/19 – 10/31/19
Class A	Actual Performance	$ 1,000.00	$ 993.00	$ 6.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.76	6.51
Class I	Actual Performance	1,000.00	994.80	5.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.01	5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Segall Bryant & Hamill

540 West Madison Street, Suite 1900

Chicago, Illinois 60661

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 490-4999 or on the SEC’s website at www.sec.gov.

Fund portfolio holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 490-4999.

Segall Bryant & Hamill Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 490-4999

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-490-4999.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$31,200	$30,900
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/9/2020